Disclosure of deferred taxes (Details) - CAD ($)	Aug. 31, 2019	Aug. 31, 2018
Statements [Line Items]
Deferred income tax assets	$ 10,145,668	$ 10,174,898
Net deferred income tax assets	0	0
Exploration and evaluation assets
Statements [Line Items]
Deferred income tax assets	4,721,336	4,647,258
Scientific research and experimental developmental expenditures [Member]
Statements [Line Items]
Deferred income tax assets	5,424,332	5,527,640
Property plant and equipment
Statements [Line Items]
Deferred income tax liabilities	$ (10,145,668)	$ (10,174,898)